Significant Accounting Policies - Narrative (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($) Customer
Significant Accounting Policies [Line Items]
Number of single customers comprising more than 10% of consolidated net sales | Customer	0	0	0
Percentage of net sales per customer, maximum	10.00%	10.00%	10.00%
Percentage of inventory valued at LIFO	63.90%	85.50%
Annual goodwill impairment testing date	--10-31
Net liabilities recognized in the consolidated balance sheets	$ 0
Computer Software, Intangible Asset
Significant Accounting Policies [Line Items]
Amortization expense, primarily related to internally-developed software	$ 5,000,000	$ 5,000,000	$ 5,000,000
Maximum | Computer Software, Intangible Asset
Significant Accounting Policies [Line Items]
Estimated useful life of computer software	5 years
Buildings | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life	15 years
Buildings | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	40 years
Leasehold Improvements | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	7 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	15 years